Intangible Assets (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Beginning balance	$ 24,211,000,000
Transfers	587,000,000	$ 2,169,000,000
Ending balance	28,200,000,000	24,211,000,000
Additions	8,519,000,000	10,734,000,000
Cost	(258,185,000,000)	(245,375,000,000)	$ (203,399,000,000)
Net book value [Member] | Trademarks and others [Member]
Statement [Line Items]
Cost	23,975,000,000	23,635,000,000	123,282,000,000
Accumulated amortization	(8,613,000,000)	(7,893,000,000)	(7,775,000,000)
Net book value	15,362,000,000	15,742,000,000	115,507,000,000
Net book value [Member] | Totals Intangible Assets [Member]
Statement [Line Items]
Cost	61,720,000,000	54,879,000,000	148,249,000,000
Accumulated amortization	(33,520,000,000)	(30,668,000,000)	(27,985,000,000)
Net book value	28,200,000,000	24,211,000,000	120,264,000,000
Information Systems And Software [Member]
Statement [Line Items]
Beginning balance	5,149,000,000	1,438,000,000
Transfers	469,000,000	3,267,000,000
Assets incorporated by business combination (ii)	0
Currency translation adjustment	0	0
Amortization charges (i)	(2,132,000,000)	(2,565,000,000)
Ending balance	5,340,000,000	5,149,000,000	1,438,000,000
Additions	1,854,000,000	3,009,000,000
Goodwill Other Than Intangible Assets [Member]
Statement [Line Items]
Beginning balance	3,320,000,000	3,319,000,000
Additions	0	0
Transfers	0	0
Assets incorporated by business combination (ii)	4,179,000,000
Currency translation adjustment	(1,000,000)	1,000,000
Amortization charges (i)	0	0
Ending balance	7,498,000,000	3,320,000,000	3,319,000,000
Goodwill Other Than Intangible Assets [Member] | Net book value [Member]
Statement [Line Items]
Cost	7,498,000,000	3,320,000,000	3,319,000,000
Accumulated amortization	0	0	0
Net book value	7,498,000,000	3,319,000,000	1,438,000,000
Totals [Member]
Statement [Line Items]
Beginning balance	24,211,000,000	120,264,000,000
Transfers	469,000,000	(97,443,000,000)
Assets incorporated by business combination (ii)	4,518,000,000
Currency translation adjustment	(1,000,000)	1,000,000
Amortization charges (i)	(2,852,000,000)	(2,682,000,000)
Ending balance	28,200,000,000	24,211,000,000	120,264,000,000
Additions	1,855,000,000	4,071,000,000
Information Systems And Softwares [Member] | Net book value [Member]
Statement [Line Items]
Cost	30,247,000,000	27,924,000,000	21,648,000,000
Accumulated amortization	(24,907,000,000)	(22,775,000,000)	(20,210,000,000)
Net book value	5,340,000,000	5,149,000,000	1,438,000,000
Trademarks and other [Member]
Statement [Line Items]
Beginning balance	15,742,000,000	115,507,000,000
Transfers	0	(100,710,000,000)
Assets incorporated by business combination (ii)	339,000,000
Currency translation adjustment	0	0
Amortization charges (i)	(720,000,000)	(117,000,000)
Ending balance	15,362,000,000	15,742,000,000	$ 115,507,000,000
Additions	$ 1,000,000	$ 1,062,000,000